Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	5,063,736	4,889,420	4,878,691
Dilutive effect of stock options	2,367	9,798	17,157
Dilutive weighted average shares outstanding	5,066,103	4,899,218	4,895,848
Net income	$ 5,902	$ 6,673	$ 3,704
Net income per share-basic	$ 1.17	$ 1.36	$ 0.76
Net income per share-diluted	$ 1.17	$ 1.36	$ 0.76